Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of identifiable intangible assets

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$15,591	$17,039
Acquired technology	21,940	7,679	14,261
Acquired licenses	5,711	551	5,160
Assembled workforce	500	475	25

Total intangible assets	$60,781	$24,296	$36,485

Estimated future amortization expense related to intangible assets
Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows (in thousands):

Amount
2025	$4,006
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423

Total	$32,453